Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Long Term Debt By Maturity [Abstract]
2019	$ 51,550
2020	30,815
2021	409,951
2022	11,129
2023 and thereafter	4,764
Total borrowings	$ 508,209	$ 510,632